SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Impact of Share Options and Restricted Shares
The share-
based
compensation expenses for the Company were recognized as follows:

	Year Ended December 31,
	2024	2023	2022
Share-based compensation expenses:

2011 Share Incentive Plan	$1,883	$10,343	$38,823

2021 Share Incentive Plan	26,620	26,092	32,803

Melco International Share Incentive Plan	—	—	2,865

Total share-based compensation expenses	28,503	36,435	74,491

Less: Share-based compensation expenses capitalized in property and equipment	(1,135)	(962)	(2,682)

Share-based compensation expenses recognized in general and administrative expenses	$27,368	$35,473	$71,809

2011 Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2024, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	2,689,647	$5.93
E xpired	(394,014)	7.15

Outstanding as of December 31, 2024	2,295,633	$5.72	4.43	$—

Fully vested and exercisable as of December 31, 2024	2,295,633	$5.72	4.43	$—

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2024	2023	2022
Proceeds from the exercise of share options	$—	$58	$—

Intrinsic value of share options exercised	$—	$7	$—

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2024, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2024	1,826,838	$6.81
Vested	(1,814,232)	6.81
Forfeited	(12,606)	6.89

Unvested as of December 31, 2024	—	$—

The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2024	2023	2022
Grant date fair value of restricted shares vested	$12,359	$28,638	$54,424

2021 Share Incentive Plan [Member]
Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of share options granted under the 2021 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

	Year Ended December 31,
	2024	2023	2022
Expected dividend yield	2.50%	2.50%	2.50%
Expected stock price volatility	60.00%	58.67%	51.00%
Risk-free interest rate	4.36%	3.39%	2.69%
Expected term (years)	5.1	5.1	5.1

Summary of Share Options Activity
A summary of the share options activity under the 2021 Share Incentive Plan for the year ended December 31, 2024, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	5,451,327	$2.52
Granted	1,815,498	2.52
Forfeited	(76,167)	2.47

Outstanding as of December 31, 2024	7,190,658	$2.52	7.79	$—

Fully vested and expected to vest as of December 31, 2024	7,190,658	$2.52	7.79	$—

Exercisable as of December 31, 2024	4,387,266	$2.49	7.27	$—

The following information is provided for share options under the 2021 Share Incentive Plan:

	Year Ended December 31,
	2024	2023	2022
Weighted average grant date fair value (excluding the options granted under the Option Exchange Program)	$1.16	$1.82	$0.94

Proceeds from the exercise of share options	$—	$168	$—

Intrinsic value of share options exercised	$—	$120	$—

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the 2021 Share Incentive Plan for the year ended December 31, 2024, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date or Modification Date Fair Value
Unvested as of January 1, 2024	17,087,046	$3.08
Granted	12,478,449	2.49
Vested	(8,879,376)	2.82
Forfeited	(432,252)	2.87

Unvested as of December 31, 2024	20,253,867	$2.83

The following information is provided for restricted shares under the 2021 Share Incentive Plan:

	Year Ended December 31,
	2024	2023	2022
Weighted average grant date fair value (excluding the options granted under the Option Exchange Program)	$2.49	$4.12	$2.35

Grant date fair value of restricted shares vested	$24,996	$36,732	$12,967

2021 Share Incentive Plan [Member] | Replacement Share Options [Member]
Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of the Replacement Share Options
granted under the 2021 Share Incentive Plan were estimated on the Modification Date using the following weighted average assumptions:

Expected dividend yield	2.50%
Expected stock price volatility	52.50%
Risk-free interest rate	2.75%
Expected term (years)	4.6